Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 15:-	SHAREHOLDERS’ EQUITY

a.	Ordinary Shares:

1.	Issuance of Ordinary Shares to directors and service provides:

During the year ended December 31, 2015, the Company issued 4,065 Ordinary Shares to Cukierman & Co., in consideration for non-exclusive investment-banking services and business development services to the Company (see Note 19a).

During the year ended December 31, 2016, the Company issued 4,882 Ordinary Shares to a service provider, in consideration for his services in the business acquisition of iDnext (see Note 3).

2.	Issuance of Ordinary Shares in connection with Standby Equity Distribution Agreement:

On each of February 3, 2014, February 17, 2015 and May 8, 2017 the Company entered into a Standby Equity Distribution Agreement (“SEDA”), with YA Global Master SPV Ltd. (“YA Global”) and for the 2017 SEDA with YA II PN Ltd. (together with YA Global, “YA” ), for the sale of up to $2,000, $ 1,300 and $2,000, respectively, of its Ordinary Shares to YA. The Company may affect the sale, at its sole discretion, during a three-year period for the 2014 SEDA, a forty-month period for the 2015 SEDA and a four-year period for the 2017 SEDA, beginning on the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale of the Company’s Ordinary Shares by YA.

For each Ordinary Share purchased under the SEDA, YA will pay 95% for 2014 SEDA and 93% for 2015 and 2017 SEDA, of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days (or, for the 2015 and 2017 SEDA, commencing June 2016, three consecutive trading days), following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500 for the 2014, 2015 and 2017 SEDA. “VWAP” is defined as of any date, to be such date’s daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP.  The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the company has paid to YA all amounts then due.

In connection with the 2014, 2015 and 2017 SEDA, the Company issued Ordinary shares to YA as a commitment fee of 13,711, 28,930 and 67,307, respectively.

As of December 31, 2017 the Company presented an amount of $140 as prepaid expenses in connection with the 2017 SEDA.

During the year 2015, the Company issued to YA 111,951 Ordinary Shares, for a total amount of $187, net of $ 13 issuance expenses.

During the year 2016, the Company issued to YA 565,402 Ordinary Shares, for a total amount of $1,260, net of $ 24 issuance expenses.

During the year 2017, the Company issued to YA 354,096 Ordinary Shares, for a total amount of $606, net of $ 22 issuance expenses.

3.	On June 10, 2015, the Company entered into a Share Purchase Agreement with certain investors, including YA Global, members of management, and certain business partners of the Company, under which the Company issued 244,630 Ordinary Shares and raised an aggregate amount of $ 573, net of $ 16 issuance expenses, at a price per share of $2.406.

4.	On January 8, 2015, the Company’s Board of Directors approved an increase of 1,500,000 Ordinary Shares in the Company’s authorized share capital, from 2,500,000 authorized shares to 4,000,000 authorized shares.

5.	On January 1, 2016 the Company issued 162,734 Ordinary Shares as part of the consideration for the iDnext business acquisition, representing a value of $298 (see Note 3).

b.	Stock option plans:

The term of Company’s Israeli Stock Option Plan (the “Plan”) is until May 31, 2023. On November 2016 and on December 2017, the Company’s shareholders approved an increase in the number of options for Ordinary Shares available for issuance under the Plan by 125,000 and 100,000, respectively, resulting in 500,000 options for Ordinary Shares available for issuance under the Plan. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2017 there are 117,183 options available for future grants under the Plan. Each option granted under the Plan expires between 4-10 years from the date of the grant. The options vest gradually over a period of up to four years.

A summary of the Company’s employee and director stock option activity and related information for the year ended December 31, 2017, is as follows:

	2017		2016		2015
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	252,670	$6.21	238,894	$6.65	136,256	$9.62
Changes during the year:
Granted	75,000	$2.13	30,000	$2.13	109,625	$2.78
Exercised	-	$-	(10,000)	$2.96	-	$-
Forfeited	(13,545)	$49.09	(6,224)	$8.56	(6,987)	$12.49

Outstanding - year end	314,125	$3.39	252,670	$6.21	238,894	$6.65

Vested and expected to vest	192,584	$4.10	154,333	$8.44	88,766	$12.47
Exercisable at year end	182,584	$4.17	144,333	$8.82	88,766	$12.47

During the years 2017, 2016, and 2015, stock-based compensation expense related to employees and directors stock options amounted to $ 60, $ 124 and $ 119, respectively, and is included in general and administrative expenses within the statement of operations.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2017, 2016 and 2015 was $2.16, $ 2.08 and $ 2.43, respectively. The weighted-average grant-date fair value of unvested options as of December 31, 2017 was $ 2.22. The aggregate intrinsic value of the outstanding options in each of the years ended December 31, 2017, 2016 and 2015 is $ 0. The aggregate intrinsic value represents the total intrinsic value (the difference between the fair market value of the Company’s Ordinary Shares on December 31 of the respective year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on such date.

No options were exercised during the years ended on December 31, 2017 and December 31, 2015. During the year ended December 31, 2016, 10,000 options were exercised. As of December 31, 2017 and 2016, there were a total of $ 107 and $ 98, respectively, of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s Plan. That cost is expected to be recognized through 2020.

No cash was received from the exercise of options in the year ended December 31, 2017.

During the year ended December 31, 2016, the Company received $29.6 from the exercise of options.

Options granted to employees and directors that are outstanding as of December 31, 2017 broken into exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2017	life (years)	2017	(years)

2.126	30,000	3.86	10,002	3.86
2.131	75,000	4.93	-	-
2.237	26,625	2.81	17,749	-
2.96	73,000	2.38	45,333	3.38
3.88	375	1.88	375	1.88
3.88	90,000	0.85	90,000	0.85
4.02	5,000	1.54	5,000	1.54
6.67	10,000	1.28	10,000	1.28
6.67	375	1.28	375	1.28
33.60	3,750	0.23	3,750	0.23

Grand Total	314,125	2.65	182,584	1.63